Loans, Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member] Scale	Dec. 31, 2013 Maximum [Member] Scale	Dec. 31, 2013 Commercial and Industrial [Member]	Dec. 31, 2012 Commercial and Industrial [Member]	Dec. 31, 2013 Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Real estate construction [Member] Residential [Member]	Dec. 31, 2013 Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Real estate construction [Member] Commercial [Member]	Dec. 31, 2013 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2013 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2013 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2013 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2013 Consumer [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2013 Pass [Member]	Dec. 31, 2012 Pass [Member]	Dec. 31, 2013 Pass [Member] Commercial and Industrial [Member]	Dec. 31, 2012 Pass [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2013 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Pass [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2013 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2013 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2013 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2013 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Pass [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2013 Pass [Member] Consumer [Member]	Dec. 31, 2012 Pass [Member] Consumer [Member]	Dec. 31, 2013 OAEM [Member]	Dec. 31, 2012 OAEM [Member]	Dec. 31, 2013 OAEM [Member] Commercial and Industrial [Member]	Dec. 31, 2012 OAEM [Member] Commercial and Industrial [Member]	Dec. 31, 2013 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2013 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 OAEM [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2013 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2013 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2013 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2013 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 OAEM [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2013 OAEM [Member] Consumer [Member]	Dec. 31, 2012 OAEM [Member] Consumer [Member]	Dec. 31, 2013 Substandard [Member]	Dec. 31, 2012 Substandard [Member]	Dec. 31, 2013 Substandard [Member] Commercial and Industrial [Member]	Dec. 31, 2012 Substandard [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2013 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Substandard [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2013 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2013 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2013 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2013 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Substandard [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2013 Substandard [Member] Consumer [Member]	Dec. 31, 2012 Substandard [Member] Consumer [Member]	Dec. 31, 2013 Doubtful [Member]	Dec. 31, 2012 Doubtful [Member]	Dec. 31, 2013 Doubtful [Member] Commercial and Industrial [Member]	Dec. 31, 2012 Doubtful [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Residential [Member]	Dec. 31, 2013 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2012 Doubtful [Member] Real estate construction [Member] Commercial [Member]	Dec. 31, 2013 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Owner Occupied [Member]	Dec. 31, 2013 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Commercial - Non-owner Occupied [Member]	Dec. 31, 2013 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - 1 to 4 family [Member]	Dec. 31, 2013 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2012 Doubtful [Member] Real estate mortgage [Member] Residential - Multifamily [Member]	Dec. 31, 2013 Doubtful [Member] Consumer [Member]	Dec. 31, 2012 Doubtful [Member] Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan scale for risk grade points range			1	7
Loans	$ 654,541	$ 629,712			$ 23,001	$ 21,925	$ 7,389	$ 7,331	$ 43,749	$ 41,875	$ 170,122	$ 157,616	$ 220,364	$ 221,731	$ 148,160	$ 140,164	$ 24,103	$ 21,181	$ 17,653	$ 17,889	$ 585,048	$ 530,695	$ 20,270	$ 18,926	$ 6,422	$ 6,345	$ 25,519	$ 20,097	$ 162,606	$ 150,990	$ 198,321	$ 173,606	$ 131,792	$ 126,167	$ 22,580	$ 16,863	$ 17,538	$ 17,701	$ 18,023	$ 18,069	$ 1,916	$ 2,183	$ 0	$ 0	$ 0	$ 0	$ 2,293	$ 1,121	$ 10,835	$ 11,399	$ 1,925	$ 2,263	$ 1,054	$ 1,103	$ 0	$ 0	$ 51,470	$ 80,948	$ 815	$ 816	$ 967	$ 986	$ 18,230	$ 21,778	$ 5,223	$ 5,505	$ 11,208	$ 36,726	$ 14,443	$ 11,734	$ 469	$ 3,215	$ 115	$ 188	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0